Segmented Information (Summary of Results by Business Segment) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of operating segments [line items]
Net interest income (loss)	$ 33,062	$ 30,472
Non-interest income (loss)	34,715	26,751
Total revenue	67,777	57,223
Provision for (recovery of) credit losses	4,506	4,253
Insurance service expenses	6,089	6,647
Non-interest expenses	33,539	35,493
Income (loss) before income taxes and share of net income from investment in Schwab	23,643	10,830
Provision for (recovery of) income taxes	3,410	2,691
Share of net income from investment in Schwab	305	703
Net income (loss)	20,538	8,842
Total assets	2,094,558	2,061,751
Canadian Personal And Commercial Banking [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	16,701	15,697
Non-interest income (loss)	3,985	4,093
Total revenue	20,686	19,790
Provision for (recovery of) credit losses	2,143	1,755
Insurance service expenses	0	0
Non-interest expenses	8,382	8,010
Income (loss) before income taxes and share of net income from investment in Schwab	10,161	10,025
Provision for (recovery of) income taxes	2,844	2,806
Share of net income from investment in Schwab	0	0
Net income (loss)	7,317	7,219
Total assets	616,115	584,468
US Retail [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	12,368	11,600
Non-interest income (loss)	(63)	2,113
Total revenue	12,305	13,713
Provision for (recovery of) credit losses	1,514	1,532
Insurance service expenses	0	0
Non-interest expenses	9,599	13,141
Income (loss) before income taxes and share of net income from investment in Schwab	1,192	(960)
Provision for (recovery of) income taxes	(472)	69
Share of net income from investment in Schwab	277	709
Net income (loss)	1,941	(320)
Total assets	530,729	606,572
Wealth Management And Insurance [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	1,493	1,226
Non-interest income (loss)	13,069	12,309
Total revenue	14,562	13,535
Provision for (recovery of) credit losses	0	0
Insurance service expenses	6,089	6,647
Non-interest expenses	4,698	4,285
Income (loss) before income taxes and share of net income from investment in Schwab	3,775	2,603
Provision for (recovery of) income taxes	986	648
Share of net income from investment in Schwab	0	0
Net income (loss)	2,789	1,955
Total assets	25,231	23,217
Wholesale Banking [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	(18)	582
Non-interest income (loss)	8,410	6,704
Total revenue	8,392	7,286
Provision for (recovery of) credit losses	290	317
Insurance service expenses	0	0
Non-interest expenses	6,048	5,576
Income (loss) before income taxes and share of net income from investment in Schwab	2,054	1,393
Provision for (recovery of) income taxes	444	275
Share of net income from investment in Schwab	0	0
Net income (loss)	1,610	1,118
Total assets	754,391	686,795
Corporate [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	2,518	1,367
Non-interest income (loss)	9,314	1,532
Total revenue	11,832	2,899
Provision for (recovery of) credit losses	559	649
Insurance service expenses	0	0
Non-interest expenses	4,812	4,481
Income (loss) before income taxes and share of net income from investment in Schwab	6,461	(2,231)
Provision for (recovery of) income taxes	(392)	(1,107)
Share of net income from investment in Schwab	28	(6)
Net income (loss)	6,881	(1,130)
Total assets	$ 168,092	$ 160,699